Basis of consolidation and presentation - Summary of Valuation and Qualifying Accounts Reclassified (Details) - Allowance for cancellations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	$ 15,012	$ 1,986
Charges to earnings	31,016	41,485
Charge to other accounts	69	(854)
Deductions	(26,881)	(27,605)
Balance, end of year	19,216	15,012
Previously Reported
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	15,012	1,986
Charges to earnings	6,117	14,182
Charge to other accounts	69	(854)
Deductions	(1,982)	(302)
Balance, end of year	$ 19,216	$ 15,012